SCHEDULE OF PARENT COMPANY CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 10,731	$ 37,918
Total current assets		90,828	160,627
Total assets		536,451	653,612
Current liabilities
Promissory Notes receivable		1,408	2,830
Total current liabilities		525,054	493,140
Total liabilities		615,325	637,484
Shareholders’ Equity
Ordinary share	[1]	16	15
Additional paid-in capital		169,129	163,738
Accumulated deficit		(314,235)	(246,051)
Total shareholders’ (deficit) equity		(78,874)	16,128	$ 112,035	$ 171,664
Total liabilities and shareholders’ (deficit) equity		536,451	653,612
Nonrelated Party [Member]
Current assets
Other current assets		9,951	22,905
Current liabilities
Accruals and other current liabilities		47,428	45,574
Related Party [Member]
Current assets
Other current assets		2,786	2,659
Current liabilities
Accruals and other current liabilities		78,495	65,523
Parent Company [Member]
Current assets
Cash and cash equivalents		48	23
Total current assets		8,873	1,403
Total assets		8,873	1,403
Current liabilities
Accruals and other current liabilities		5,274
Promissory Notes receivable			1,380
Total current liabilities		5,324	1,388
Total liabilities		5,324	1,388
Shareholders’ Equity
Ordinary share			27
Additional paid-in capital		30,041
Accumulated deficit		(26,492)	(12)
Total shareholders’ (deficit) equity		3,549	15
Total liabilities and shareholders’ (deficit) equity		8,873	1,403
Parent Company [Member] | Nonrelated Party [Member]
Current assets
Other current assets		8,765
Parent Company [Member] | Related Party [Member]
Current assets
Other current assets		60
Promissory Notes receivable			1,380
Current liabilities
Amounts due to related parties			8
Accruals and other current liabilities		$ 50

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reverse recapitalization that is discussed in Note 1(b).